1. Business	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business

Corporate History

Global Future City Holding, Inc. (the “Company”), is a Nevada corporation. The Company was incorporated in the State of Nevada on October 12, 2000 under the name Cogen Systems, Inc. The Company changed its name to Snocone Systems, Inc. on December 6, 2001. On April 1, 2005, Snocone Systems, Inc. and its wholly-owned subsidiary, WYD Acquisition Corp., a California corporation (the “Merger Sub”), merged with Who’s Your Daddy, Inc. (“WYD”), an unrelated, privately held California corporation, whereby the Merger Sub merged with and into WYD. After the merger, WYD continued its corporate existence as a direct, wholly-owned subsidiary of Snocone Systems, Inc. under the laws of the State of California. On April 13, 2005, the Company changed its name to Who’s Your Daddy, Inc. and, effective June 1, 2010, the Company changed its name to FITT Highway Products, Inc. Effective October 29, 2013, the Company merged with F.I.T.T. Energy Products, Inc. (“FITT”) whereby FITT merged into the Company, with the Company being the surviving entity. Effective October 29, 2014 the name of the Company was changed to Global Future City Holding Inc. and its trading symbol changed from FHWY to FTCY.

Sky Rover Stock Purchase Agreement

On April 17, 2015, the Company and Sky Rover Holdings, Ltd., a corporation formed under the laws of the Republic of Seychelles (“Sky Rover”) completed the closing of a Stock Purchase Agreement (the “SPA”) whereby certain unaffiliated parties that contributed cash, E-Gold coin (“EGD”) crypto-assets, and other consideration to complete the SPA (including the shares issued to Mr. Lei Pei as described below) (collectively, the “Acquiring Shareholders”) cumulatively acquired approximately 87.3% of the outstanding shares of stock of the Company in exchange for our receipt of $400,000 in cash and the contribution of 4,000,000 EGD to our wholly-owned subsidiary, Global Modern Enterprise Limited, a Hong Kong entity (the “EGD Subsidiary”). Additionally, Sky Rover through its officer, Mr. Lei Pei, provided the initial down payment for purchasing 100% of the membership interest of Powerdyne Regional Center LLC (“Powerdyne”), a designated EB-5 Regional Center approved by the U.S. Citizen and Immigration Service ("USCIS"). See Note 3 for further information.

In connection with the closing of the SPA, Mr. Lei Pei purchased 6,000,000 newly-issued shares of common stock of the Company for $3,000,000 in cash in a separate transaction that closed on March 30, 2015, which was meant to provide working capital for the Company’s anticipated expansion programs. On August 17, 2015, Mr. Pei, resigned from the Company as its Chief Executive Officer, Chief Financial Officer and Chairman.

In connection with the share purchase by Sky Rover, the Company intended to market and deploy the EGD through a reward program (“Rewarded EGD”). EGD is a crypto-asset rather than digital currency because unlike digital currency, users cannot purchase goods or services with EGD or use EGD as a medium of exchange. In order to ensure compliance with existing securities regulations, on February 10, 2015 the Company filed a Request for No-Action Relief (the “No-Action Letter”) with the Securities and Exchange Commission (“SEC”) to obtain clarification that the SEC will not recommend enforcement action against the Company and its related subsidiaries regarding the Company's use of the EGD. Despite several inquiries made by the Company, we did not receive a substantive response from the SEC on the No-Action Letter. This led management to elect to rescind the previous contribution of EGD and to focus on the acquisition of GX-Life Global, Inc., a Nevada corporation (“GX-Life”) as described below. As a result, on October 9, 2015, we withdrew the No-Action Letter from consideration by the SEC.

GX-Life Acquisition

On October 2, 2015, we completed a Share Exchange Agreement with GX-Life, whereby we spun-off 100% of our ownership interest in the EGD Subsidiary (including 4,000,000 EGD) in exchange for 100% of the outstanding common stock of GX-Life. GX-Life, a private company owned primarily by our CEO, Ning Liu, and our COO/CFO, Michael Dunn, has developed a robust, scalable platform to support multi-level marketing opportunities throughout the world. This platform, coupled with its complement of 25 consumer products to initially be marketed through the multi-level marketing platform, is intended to replace our previous interest in EGD.

In a related transaction, on October 2, 2015, the former shareholders of GX-Life sold all of their interests in the EGD Subsidiary to the Acquiring Shareholders in the Sky Rover SPA in exchange for 21,280,000 shares of our Company’s common stock previously acquired in the Sky Rover SPA. Collectively these two transactions are referred to as the “GX-Life Transactions”. As a result of the GX-Life Transactions, much of the Sky Rover SPA has been effectively unwound and the 4,000,000 EGD crypto-assets are no longer owned or controlled by our Company or any of our subsidiaries.

The GX-Life Transactions effectuated a change in control of our Company, as the former shareholders of GX-Life acquired 21,280,000 shares of our common stock representing an aggregate voting power of 45.9%. Individually, (i) Michael Dunn acquired an additional 24.1% voting power of our common stock, (ii) Ning Liu acquired 2.6% voting power of our common stock, and (iii) Masuya Tomoe acquired an additional 26.65% voting power of our common stock. The former shareholders of GX-Life Global are all unaffiliated from one another, and none of them have a beneficial interest or hold any ownership interest in each other's entity and disclaim status as a "group" as defined by SEC Rules.

As described above, we had previously intended to market the EGD through a reward program. GX-Life has determined that incorporating a crypto-asset other than EGD into a reward program would be important to its success. As a result, on October 21, 2015, GX-Life entered into a Subscription Agreement with Great Coin, Inc., a Nevada corporation (“Great Coin”), a company co-owned by our CEO, Ning Liu, and our COO/CFO, Michael Dunn. Under the Subscription Agreement, we agreed to purchase 5,000,000 “G-Coins”, an open source digital security that functions as a store of value and a medium of exchange, at a price of $0.50 each for a total subscription price of $2,500,000. For further information, see Note 15.

Form S-1 Registration Statement

On May 8, 2015, we filed a Form S-1 Registration Statement under the Securities Act of 1933 (“S-1”) with the SEC for the initial registration of 10 million shares of our common stock, and on July 6, 2015, the S-1 was declared effective by the SEC. On October 8, 2015, we submitted a Post-Effective Amendment to our S-1 incorporating the new information resulting from the GX-Life Transactions and resignation of our former CEO, Lei Pei. The Post-Effective Amendment was declared effective by the SEC on October 19, 2015. The offering is priced at $3.50 per share. The S-1 has been qualified for sale in California and New York and we are free to sell under the S-1 in those jurisdictions within the United States.

Management’s Plan of Operations

Through our acquisitions of GX-Life and Powerdyne, we will be engaged in the following businesses:

•	A multi-level marketing business with an initial complement of 25 consumer products to be marketing to both domestic and international customers. This business will incorporate the distribution of the G-Coin digital security with purchase of our products as part of our customer reward programs.

•	An EB-5 immigrant investor program for foreign investors who are interested in acquiring lawful permanent residence in the United States. In this business, we plan to pool EB-5 capital from foreign investors for the purpose of acquiring qualified investment projects meeting the requirements of the EB-5 program

We will continue to market and sell our F.I.T.T. brand of energy drinks to domestic and overseas markets, incorporating the reward program by giving G-Coins for product purchases.

Business

Global Future City Holding Inc., formerly FITT Highway Products, Inc. (the “Company”), is in the business of manufacturing (on an outsource basis), distribution and sale of energy drinks. We market three two-ounce energy shots named “F.I.T.T. Energy for Life” (the “FITT Energy Shot”), “F.I.T.T. Energy Extreme” and "F.I.T.T. Energy Rx". As discussed in Note 14, we have agreed to sell 80% of our common stock to Sky Rover Holdings Ltd. (“Sky Rover”). If we are successful in closing this transaction, our business will also include the marketing and promotion of an E-Gold coin (the “EDG”), a type of cryptoasset created by Sky Rover, to merchants and consumers.

If the Sky Rover transaction closes, we will continue to market and sell our FITT brand of energy shots while considering additional business alternatives, including among other things, a proposed business model where the Company shall establish four subsidiaries. The first subsidiary will market a mobile application (“IP Technology”). Because the price of EGD continuously fluctuates, the IP Technology provides merchants with proprietary software that enables these merchants to calculate how much Rewarded EGD (as defined below) a consumer is eligible to receive. The second subsidiary will operate an online store and various merchants that sell goods and services to consumers, and gives consumers a certain percentage for completing the task or for the purchased goods/services back in the form of EGD (“Rewarded EGD”) as part of a loyalty program. The third subsidiary will be a foreign company that will sell a set amount of EGD to foreign individuals and entities. The fourth subsidiary will continue to sell the Company’s current energy drinks while participating in giving away Rewarded EGD as well. The Company itself will provide marketing services to merchants that want to establish loyalty program(s) with its customers (collectively, the “Proposed Business Model”).

The Securities and Exchange Commission (“SEC”) has not deemed whether a form of digital currency or crypto asset itself is a security, due to this uncertainty, the Company has submitted a Request for No-Action Relief (the “No-Action Letter) on February 10, 2015 to the SEC to obtain clarification that the SEC will not recommend enforcement action against the Company and its related subsidiaries regarding the Proposed Business Model if they conduct themselves as described in the No-Action Letter.

If the Sky Rover transaction fails to close, the Company will continue to market and sell our FITT brand of energy shots.

Name Change

On October 16, 2014, our Board of Directors approved an agreement and plan to merge with our newly formed and wholly-owned subsidiary, Global Future City Holding Inc., a Nevada corporation, to effectuate a name change from FITT Highway Products, Inc. to Global Future City Holding Inc. Global was formed solely for the purpose of this name change and our Company would be the surviving entity following the merger. The Articles of Merger effectuating the merger and name change were filed with the Nevada Secretary of State on October 16, 2014 and became effective October 29, 2014. In connection with the name change, our ticker symbol was changed from FHWY to FTCY.

Merger with FITT

In 2012, F.I.T.T Energy Products, Inc. (“FITT”) proposed negotiating a business combination with us and, on November 5, 2012, our Board of Directors approved commencing formal negotiations with FITT in this regard. On June 12, 2013, the Board, by unanimous written consent, recommended that our stockholders approve the Company entering into a Merger and Reorganization Agreement (the “Merger Agreement”) with FITT and on June 12, 2013, holders of a majority of the voting power of all shares of our common and preferred stock entitled to vote, by written consent in lieu of a special meeting of our stockholders, approved the following action: entry into the Merger Agreement with FITT whereby FITT would be merged into the Company, with the Company being the surviving entity (the “Merger”). The Merger Agreement, which was entered into on June 18, 2013, required that FITT obtain an independent valuation which would serve as the basis for a share exchange once all necessary approvals were obtained. A Definitive Information Statement on Schedule 14C (“DEF 14C”) was mailed to our shareholders on October 8, 2013 and the Merger became effective on October 29, 2013. On October 29, 2013, we issued 33,000,000 shares of common stock to the shareholders of FITT in the manner set out in the Merger Agreement. As such, the FITT shareholders owned approximately 89% of the post merged company as of the transaction date. Global Future City Holding Inc. and FITT are hereafter known collectively as the “Company”.

For accounting purposes, this merger was treated as a reverse-acquisition since control of our Company passed to the FITT shareholders. As a result of this accounting treatment, subsequent to October 29, 2013, the effective date of the reverse-acquisition, the historical financial statements of FITT, the accounting acquirer, are presented for all periods prior to the acquisition as a change in reporting entity. The financial statements of Global Future City Holding Inc. are included from October 29, 2013. The assets acquired and liabilities assumed of Global Future City Holding Inc. were recorded at fair value, which approximated the carrying value, on the acquisition date and included in the financial information post-merger. The following is pro-forma revenue and earnings information for the year ended December 31, 2013 assuming both our Company and FITT had been combined as of January 1, 2013. Amounts have been rounded to the nearest thousand and are unaudited:

Sales, net	$39,000

Loss before income taxes	$(2,338,000)

Management’s Plan of Operations

During the years ended December 31, 2014 and 2013, the Company has generated minimal revenue and had significant losses from operations.  Given the Company’s lack of historical revenue, negative cash flows from operations, operating losses, and lack of significant capital to execute our business and marketing plan for the FITT Energy Drinks, there are factors present that indicate substantial doubt about the Company’s ability to continue as a going concern.  Subsequent to year end, the Company has secured $3,000,000 in financing (see Note 14) that is expected to be used for working capital, repayment of certain debts, and investments into projects and/or inventory that Management expects will provide the Company with future revenues and the ability to obtain add-on financing if needed.  In addition, the Company has agreements in place, such that if and when the Sky Rover transaction is closed, approximately $1,680,000 in accrued compensation and payroll taxes will be alleviated from the Company’s current liabilities, $845,000 in notes payable, plus the related interest thereon can be forced to convert if market conditions are met, and $400,000 in deposits from Sky Rover will no longer be subject to return, for total reductions in liabilities of $2.9 million before any cash is used to settle additional liabilities. Accordingly, we believe based on historical operating costs and planned future operating costs, that the capital received and resulting debt alleviation subsequent to year end will be sufficient to finance our working capital needs over the next 12 months.